SIGNIFICANT ACCOUNTING POLICIES - Schedule of components of operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 18.6	$ 24.4	$ (1.1)
Cost of Sales [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap:CostOfRevenue
Derivative, Gain (Loss) on Derivative, Net	$ 1.2	1.7	(0.1)
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	us-gaap:OtherExpenses
Derivative, Gain (Loss) on Derivative, Net	$ 13.9	13.3	(0.6)
Selling and Marketing Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling and Marketing Expense
Derivative, Gain (Loss) on Derivative, Net	$ 0.5	6.6	(0.3)
General and Administrative Expense [Member]
Significant Accounting Policies [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense
Derivative, Gain (Loss) on Derivative, Net	$ 3.0	$ 2.8	$ (0.1)